Debt Obligations (Narrative) (Details) € in Millions, ¥ in Millions, £ in Millions, CAD in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 29, 2012 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 JPY (¥)	Sep. 30, 2015 EUR (€)	Sep. 18, 2015 CAD	Mar. 31, 2015 USD ($)	Mar. 31, 2015 EUR (€)	Jun. 30, 2014 CAD	Jun. 30, 2014 USD ($)	May 03, 2012 USD ($)	Oct. 06, 2010 CAD	Oct. 06, 2010 USD ($)	Sep. 22, 2005 CAD
Debt Instrument [Line Items]
Leverage Ratio Following Acquisition			5.75x	5.75x
Other income (expense), net				$ 900,000	$ (6,500,000)	$ 18,900,000
Derivative, Cash Received on Hedge				$ 16,000,000
Derivative, Notional Amount													$ 300,000,000
Line of Credit Facility, Maximum Borrowing Capacity | €											€ 100.0
Other short-term borrowings					5,600,000				$ 2,500,000
Amortization of Financing Costs		$ 1,300,000
Bank Overdrafts					64,600,000				18,700,000
Cash Held in Bank					80,000,000				39,600,000
Cash Held in Bank, Net of Bank Overdrafts					15,400,000				20,900,000
Short-term Debt					4,900,000				7,500,000
Leverage Ratio In Fourth Year Following Acquisition			3.75x	3.75x
Convertible Senior Notes Due 2013 $575 Million 2.5% [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 575,000,000
Revolving Multicurrency Bank Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Term of Facility		5 years
Line of Credit Facility, Maximum Borrowing Capacity																$ 750,000,000
Debt Issuance Cost																1,800,000
Line of Credit Facility, Remaining Borrowing Capacity									750,000,000
Line Of Credit YEN [Member]
Debt Instrument [Line Items]
Short-term Debt					$ 4,900,000				$ 7,500,000
$300 million 2.0% notes due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			0.95%					0.95%	0.95%	0.95%
$500 million 3.5% notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			1.57%					1.57%	1.57%	1.57%
CAD 500 million 2.75% Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Term			5 years	5 years
CAD 400 million 2.25% Notes Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Term			3 years	3 years
CAD 900 million 5.0% notes due 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | CAD																				CAD 900.0
Derivative Instruments, Loss Recognized in Other Comprehensive Income (Loss), Effective Portion				$ 4,000,000
Series A notes due 2017 CAD 500 million 3.95% [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | CAD																		CAD 500.0
Derivative Instruments, Loss Recognized in Other Comprehensive Income (Loss), Effective Portion				$ 7,800,000
Overdraft facility (GBP) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.50%	1.50%
Line of Credit Facility, Maximum Borrowing Capacity | £								£ 20.0
Line of Credit Facility, Interest Rate Description			GBP LIBOR +1.5%	GBP LIBOR +1.5%
Line Of Credit GBP Overdraft Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity | £								10.0
Uncommitted money market facility (GBP) [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity | £								£ 10.0
Line Of Credit CAD [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity | CAD			CAD 30.0
Line of Credit Facility, Interest Rate Description			USD Prime or CAD Prime	USD Prime or CAD Prime
Overdraft Facility YEN 900M [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			0.45%	0.45%
Line of Credit Facility, Maximum Borrowing Capacity | ¥										¥ 900
Line of Credit Facility, Interest Rate Description			Japan base rate + 0.45%	Japan base rate + 0.45%
Overdraft Facility YEN 500M [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			0.35%	0.35%
Line of Credit Facility, Maximum Borrowing Capacity									$ 500,000,000
Line of Credit Facility, Interest Rate Description			Japan base rate + 0.35%	Japan base rate + 0.35%
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																	$ 1,900,000,000
Proceeds from issuances of long-term debt							$ 1,880,700,000
Underwriting Fees Related to Long-term Debt							14,700,000
Discounts to Long-term Debt							$ 4,600,000
Debt Issuance Costs, Capitalized																	18,000,000
Senior Notes [Member] | $300 million 2.0% notes due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																	$ 300,000,000
Derivative, Cash Received on Hedge				$ 700,000
Liabilities, Fair Value Adjustment	$ 700,000
Debt instrument, interest rate percentage																	2.00%
Derivative, Notional Amount													$ 300,000,000	€ 265.0
Debt Instrument, Increase (Decrease) in Effective Cost of Borrowing			0.16%	0.16%
Senior Notes [Member] | $500 million 3.5% notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																	$ 500,000,000
Derivative, Cash Received on Hedge				$ 18,100,000
Liabilities, Fair Value Adjustment	$ 18,100,000			$ 7,300,000
Debt instrument, interest rate percentage																	3.50%
Debt Instrument, Increase (Decrease) in Effective Cost of Borrowing			0.56%	0.56%
Senior Notes [Member] | CAD 500 million 2.75% Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | CAD												CAD 500.0
Debt instrument, interest rate percentage												2.75%
Debt Instrument, Increase (Decrease) in Effective Cost of Borrowing			0.65%	0.65%
Senior Notes [Member] | CAD 400 million 2.25% Notes Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | CAD												CAD 400.0
Debt instrument, interest rate percentage												2.25%
Debt Instrument, Increase (Decrease) in Effective Cost of Borrowing			0.16%	0.16%
Senior Notes [Member] | CAD 900 million 5.0% notes due 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | CAD																				CAD 900.0
Debt instrument, interest rate percentage																				5.00%
Debt Instrument, Increase (Decrease) in Effective Cost of Borrowing			0.05%	0.05%
Senior Notes [Member] | Series A notes due 2017 CAD 500 million 3.95% [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																		CAD 500.0	$ 500,000,000
Debt instrument, interest rate percentage																		3.95%	3.95%
Debt Instrument, Increase (Decrease) in Effective Cost of Borrowing			0.23%	0.23%
Commercial Paper Program [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																750,000,000
Forward Starting Interest Rate Swap [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount | CAD															CAD 600.0
Derivative Instruments, Loss Recognized in Other Comprehensive Income (Loss), Effective Portion			CAD 39.2	$ 29,500,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																$ 100,000,000